Note 11 - Share-Based Awards Plan (Details) - Fair Value Assumptions of Options Granted	12 Months Ended
Dec. 31, 2015
The 2005 Plan I [Member]
Note 11 - Share-Based Awards Plan (Details) - Fair Value Assumptions of Options Granted [Line Items]
Expected life (years)	6 years 6 months
Risk-free interest rate	4.82%
Expected volatility	75.00%
Expected dividend yield	0.00%
Forfeiture rate	3.00%
The 2005 Plan II [Member]
Note 11 - Share-Based Awards Plan (Details) - Fair Value Assumptions of Options Granted [Line Items]
Expected life (years)	6 years 6 months
Risk-free interest rate	4.32%
Expected volatility	75.00%
Expected dividend yield	0.00%
Forfeiture rate	3.00%
The 2009 Plan [Member]
Note 11 - Share-Based Awards Plan (Details) - Fair Value Assumptions of Options Granted [Line Items]
Expected life (years)	5 years 3 months
Risk-free interest rate	2.94%
Expected volatility	100.00%
Expected dividend yield	0.00%
Forfeiture rate	3.00%
The 2011 Plan [Member]
Note 11 - Share-Based Awards Plan (Details) - Fair Value Assumptions of Options Granted [Line Items]
Expected life (years)	5 years 3 months
Risk-free interest rate	0.71%
Expected volatility	82.25%
Expected dividend yield	0.00%
Forfeiture rate	3.00%
The 2013 Plan [Member]
Note 11 - Share-Based Awards Plan (Details) - Fair Value Assumptions of Options Granted [Line Items]
Expected life (years)	4 years 9 months
Risk-free interest rate	1.75%
Expected volatility	61.18%
Expected dividend yield	0.00%
Forfeiture rate	3.00%